FAIR VALUE MEASUREMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value, long-lived assets held and used	¥ 632				$ 97
Impairment charge, long-lived assets held and used	31,437	$ 4,832	¥ 7,619	¥ 4,220
Assets Held-for used, Long Lived, Fair Value Disclosure	2,138				$ 329
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Impairment charge, long-lived assets held and used	¥ 1,507	$ 232
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Discount rate	14.00%	14.00%